HSBC FUNDS
HSBC Growth Fund
HSBC Opportunity Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 4 of the Prospectus relating to Class C Shares of the HSBC Growth Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$298	$614	$1,056	$1,829

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$198	$614	$1,056	$1,829

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC Opportunity Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$343	$ 822	$1,428	$2,642

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$243	$ 822	$1,428	$2,642

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HSBC FUNDS
HSBC Prime Money Market Fund
HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 4 of the Prospectus relating to Class C Shares of the HSBC Prime Money Market Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$230	$406	$702	$1,157

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$130	$406	$702	$1,157

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC U.S. Government Money Market Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$230	$406	$702	$1,157

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$130	$406	$702	$1,157

The Expense Example on page 16 of the Prospectus relating to Class C Shares of the HSBC U.S. Treasury Money Market Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$230	$406	$702	$1,157

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$130	$406	$702	$1,157

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HSBC WORLD SELECTIONTM FUNDS
Aggressive Strategy Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Average Annual Total Returns for Class A Shares of the Aggressive Strategy Fund (the “Fund”) after taxes, distributions and sale of Fund shares on page 10 of the Prospectus is deleted and replaced with the following:

	Inception			Since
	Date	1 Year	5 Years	Inception
Class A Return After Taxes
Distributions and Sale of Fund Shares	Feb. 14, 2005	10.58%	11.16%	4.80%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE